Voya Mutual Funds (“Registrant”)
To each series of the Registrant (each a “Fund” and collectively the “Funds”)
Supplement dated May 12, 2015
To the Funds’ current prospectuses
(each a “Prospectus” and collectively the “Prospectuses”)
At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
Each Fund’s Prospectus(es) are revised as follows:
1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:
Voya Diversified Emerging Markets Debt Fund
Class		A	C	I	W
Management Fees[2]	%	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	None
Other Expenses	%	9.17	9.17	8.97	9.17
Acquired Fund Fees and Expenses	%	0.09	0.09	0.09	0.09
Total Annual Fund Operating Expenses[3]	%	10.31	11.06	9.86	10.06
Waivers and Reimbursements[4]	%	(9.06)	(9.06)	(8.91)	(9.06)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.25	2.00	0.95	1.00
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 0.95%, and 1.00% for Class A, Class C, Class I, and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Diversified International Fund
Class		A	B	C	I
Management Fees[2]	%	0.15	0.15	0.15	0.15
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.35	0.35	0.35	0.30
Acquired Fund Fees and Expenses	%	0.91	0.91	0.91	0.91
Total Annual Fund Operating Expenses[3]	%	1.66	2.41	2.41	1.36
Waivers and Reimbursements[4]	%	(0.26)	(0.26)	(0.26)	(0.21)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.40	2.15	2.15	1.15

Class		O	R	W
Management Fees[2]	%	0.15	0.15	0.15
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.35	0.35	0.35
Acquired Fund Fees and Expenses	%	0.91	0.91	0.91
Total Annual Fund Operating Expenses[3]	%	1.66	1.91	1.41
Waivers and Reimbursements[4]	%	(0.26)	(0.26)	(0.26)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.40	1.65	1.15
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
1

2	The Fund’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.10% of the Fund’s average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.40% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments. The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.58%, 2.33%, 2.33%, 1.33%, 1.58%, 1.83%, and 1.33% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2018. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, 1.40%, 1.65%, and 1.15% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Emerging Markets Equity Dividend Fund
Class		A	B	C	I	O	W
Management Fees[2]	%	1.10	1.10	1.10	1.10	1.10	1.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Other Expenses	%	1.15	1.15	1.15	1.05	1.15	1.15
Total Annual Fund Operating Expenses	%	2.50	3.25	3.25	2.15	2.50	2.25
Waivers and Reimbursements[3]	%	(0.80)	(0.80)	(0.80)	(0.70)	(0.80)	(0.80)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.70	2.45	2.45	1.45	1.70	1.45
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 1.00% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Global Bond Fund
Class		A	B	C	I
Management Fees[3]	%	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.23	0.23	0.23	0.13
Total Annual Fund Operating Expenses	%	0.98	1.73	1.73	0.63
Waivers and Reimbursements[4]	%	(0.08)	(0.08)	(0.08)	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.90	1.65	1.65	0.63

Class		O	P2	R	W
Management Fees[3]	%	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None	0.50	None
Other Expenses	%	0.23	0.13	0.23	0.23
Total Annual Fund Operating Expenses	%	0.98	0.63	1.23	0.73
Waivers and Reimbursements[4]	%	(0.08)	(0.48)	(0.08)	(0.08)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.90	0.15	1.15	0.65
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Based on Class A shares’ expenses adjusted for contractual differences.
3	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
4	The adviser is contractually obligated to limit expenses to 0.90%, 1.65%, 1.65%, 0.65%, 0.90%, 0.15%, 1.15%, and 0.65% for Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to waive its management fee for Class P shares through March 1, 2016. Termination or modification of these obligations requires approval by the Fund’s board.

Class	R6
Management Fee[1]	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.10%
2

Class	R6
Total Annual Fund Operating Expenses	0.60%
Waivers and Reimbursements[2]	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.60%
1	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.65% through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Global Equity Dividend Fund
Class		A	B	C	I	O	W
Management Fees[2]	%	0.80	0.80	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Other Expenses	%	0.41	0.41	0.41	0.31	0.41	0.41
Total Annual Fund Operating Expenses	%	1.46	2.21	2.21	1.11	1.46	1.21
Waivers and Reimbursements[3]	%	(0.21)	(0.21)	(0.21)	(0.11)	(0.21)	(0.21)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.25	2.00	2.00	1.00	1.25	1.00
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, 1.40%, and 1.15% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to further limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.25%, and 1.00% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Global Perspectives Fund
Class		A	C	I	R	W
Management Fees[2]	%	0.20	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.66	0.66	0.76	0.66	0.66
Acquired Fund Fees and Expenses	%	0.80	0.80	0.80	0.80	0.80
Total Annual Fund Operating Expenses[3]	%	1.91	2.66	1.76	2.16	1.66
Waivers and Reimbursements[4]	%	(0.68)	(0.68)	(0.78)	(0.68)	(0.68)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.23	1.98	0.98	1.48	0.98
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.10% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.23%, 1.98%, 0.98%, 1.48%, and 0.98% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Global Real Estate Fund
Class		A	B	C	I
Management Fees[2]	%	0.81	0.81	0.81	0.81
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.20	0.20	0.20	0.17
Total Annual Fund Operating Expenses	%	1.26	2.01	2.01	0.98
Waivers and Reimbursements[3]	%	None	None	None	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.26	2.01	2.01	0.98

Class		O	R	W
Management Fees[2]	%	0.81	0.81	0.81
3

Class		O	R	W
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.20	0.20	0.20
Total Annual Fund Operating Expenses	%	1.26	1.51	1.01
Waivers and Reimbursements[3]	%	None	None	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.26	1.51	1.01
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.71% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, 1.40%, 1.65%, and 1.15% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Class	R6
Management Fee[1]	0.81%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.87%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.87%
1	The portion of the management fee attributable to the advisory services is 0.71% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Other expenses are based on estimated amounts for the current fiscal year.
3	The adviser is contractually obligated to limit expenses to 1.10% for Class R6 shares through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Global Value Advantage Fund
Class		A	B	C	I	W
Management Fees[2]	%	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Other Expenses	%	0.24	0.24	0.24	0.21	0.24
Total Annual Fund Operating Expenses	%	1.49	2.24	2.24	1.21	1.24
Waivers and Reimbursements[3]	%	(0.14)	(0.14)	(0.14)	(0.11)	(0.14)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.35	2.10	2.10	1.10	1.10
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.90% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser and distributor are contractually obligated to limit expenses to 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser and distributor within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya International  Core Fund
Class		I	W
Management Fee[1]	%	0.85	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None
Other Expenses	%	0.19	0.19
Acquired Fund Fees and Expenses	%	0.01	0.01
Total Annual Fund Operating Expenses[2]	%	1.05	1.05
Waivers and Reimbursements[3]	%	(0.09)	(0.09)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.96	0.96
1	The portion of the management fee attributable to the advisory services is 0.75% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.95% and 0.95% for Class I shares and Class W shares, respectively, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
4

Voya International Real Estate Fund
Class		A	B	C	I	W
Management Fees[2]	%	1.03	1.03	1.03	1.03	1.03
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Other Expenses	%	0.14	0.14	0.14	0.09	0.14
Total Annual Fund Operating Expenses	%	1.42	2.17	2.17	1.12	1.17
Waivers and Reimbursements[3]	%	None	None	None	None	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.42	2.17	2.17	1.12	1.17
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.93% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser and sub-adviser are contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.25%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2016. This limitation is subject to possible recoupment by the adviser and sub-adviser within 36 months of the waiver or reimbursement. In addition, the adviser and sub-adviser are contractually obligated to further limit expenses whereby the sub-adviser will pay the incremental costs necessary to further limit expenses to 1.45%, 2.20%, 2.20%, 1.20%, and 1.20% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Multi-Manager Emerging Markets Equity Fund
Class		A	B	C	I	R	W
Management Fee[2]	%	1.10	1.10	1.10	1.10	1.10	1.10
Distribution and/or Shareholder Services (12b-1) Fee	%	0.25	1.00	1.00	None	0.50	None
Other Expenses	%	0.48	0.48	0.48	0.20	0.48	0.48
Total Annual Fund Operating Expenses	%	1.83	2.58	2.58	1.30	2.08	1.58
Waivers and Reimbursements[3]	%	(0.23)	(0.23)	(0.23)	(0.05)	(0.23)	(0.23)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.60	2.35	2.35	1.25	1.85	1.35
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 1.00% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 1.60%, 2.35%, 2.35%, 1.35%, 1.85%, and 1.35% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2016. In addition, the adviser is contractually obligated to further limit expenses of Class I shares to 1.25% through March 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Multi-Manager International Equity Fund
Class	I
Management Fees[1]	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.99%
Waivers, Reimbursements and Recoupments[2]	(0.02)%
Total Annual Fund Operating Expenses after Waivers, Reimbursements and Recoupments	0.97%
1	The portion of the management fee attributable to the advisory services is 0.75% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.99% for Class I shares, through March 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive a portion of the management fee through March 1, 2016. The management fee waiver for the Fund is an estimated 0.02%. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Multi-Manager International Small Cap Fund
Class		A	B	C	I	O	W
Management Fees[3]	%	1.10	1.10	1.10	1.10	1.10	1.10
Distribution and/or Shareholder Services (12b-1) Fees	%	0.35	1.00	1.00	None	0.25	None
Other Expenses	%	0.33	0.33	0.33	0.22	0.33	0.33
Total Annual Fund Operating Expenses	%	1.78	2.43	2.43	1.32	1.68	1.43
Waivers and Reimbursements[4]	%	(0.04)	(0.04)	(0.04)	(0.08)	(0.04)	(0.04)
5

Class		A	B	C	I	O	W
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.74	2.39	2.39	1.24	1.64	1.39
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The portion of the management fee attributable to the advisory services is 1.00% and the portion of the management fee attributable to the administrative services is 0.10%.
4	The adviser is contractually obligated to limit expenses to 1.95%, 2.60%, 2.60%, 1.40%, 1.85%, and 1.60% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.75%, 2.40%, 2.40%, 1.25%, 1.65%, and 1.40% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2017. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2016. The management fee waiver for the Fund is an estimated 0.02%. Effective March 2, 2015, the adviser is contractually obligated to further waive a portion of the management fee through March 1, 2017. The additional management fee waiver for the Fund is an estimated 0.01%. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Russia Fund
Class		A	I	W
Management Fees[2]	%	1.35	1.35	1.35
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None	None
Other Expenses	%	0.47	0.53	0.47
Total Annual Fund Operating Expenses	%	2.07	1.88	1.82
Waivers and Reimbursements[3]	%	(0.07)	(0.13)	(0.07)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	2.00	1.75	1.75
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 1.25% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 2.15%, 1.90%, and 1.90% for Class A, Class I, and Class W shares, respectively, through March 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 2.00%, 1.75%, and 1.75% for Class A, Class I, and Class W shares, respectively, through March 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.
2	The first paragraph of the sub-section entitled “Management of the Funds – The Investment Adviser” of each Fund’s Prospectus(es) is deleted and replaced with the following:
Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Funds. Voya Investments has overall responsibility for the management of the Funds. Voya Investments oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
3	The first paragraph of the section entitled “Management of the Fund – Management Fee” of Voya Diversified Emerging Markets Debt Fund’s Prospectus is deleted and replaced with the following:
The Adviser receives an annual fee of 0.80% as a percentage of the Fund’s average daily net assets.
4	Footnote 1 to the table of the section entitled “Management of the Funds - Management Fee” of Voya Diversified International Fund’s Prospectus is deleted and the first paragraph of the section is deleted and replaced with the following:
The Adviser receives an annual fee for its investment management services provided to the Fund. The Fund’s management fee is a “bifurcated fee” structure as follows: 0.10% of the Fund’s average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.40% of the Fund’s average daily net assets in direct investments which include, but are not limited to, a security issued by an investment company that is not a part of the Voya family of funds, including exchange-traded funds; a security issued by non-mutual fund issuer, such as an operating company; and derivative instruments.
5	The first paragraph of the section entitled “Management of the Fund – Management Fee” of Voya Global Perspectives Fund’s Prospectus is deleted and replaced with the following:
The Adviser receives an annual fee for its investment management services provided to the Fund. The management fee is computed at a rate of 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments.
6	The sub-section entitled “Management of the Funds - Management Fees” of each Fund’s Prospectus(es) are revised to include the following at the end of the section:
At a meeting held on March 12, 2015, the Board approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management
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fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
7	The sub-section entitled “Management of the Funds - The Administrator” of each Fund’s Prospectus(es) is deleted in its entirety.
8	The eleventh paragraph of the section entitled “Frequent Trading – Market Timing” of each Fund’s Prospectus(es) is deleted and replaced with the following:
All Funds except Voya Diversified Emerging Markets Debt Fund, Voya Diversified International Fund, and Voya Global Perspectives Fund
Shareholders may invest in the Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Funds' Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Funds. There is no assurance that the Funds' Adviser or affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
Voya Diversified Emerging Markets Debt Fund, Voya Diversified International Fund, and Voya Global Perspectives Fund
Shareholders may invest in the Fund and Underlying Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund’s Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that the Fund’s Adviser or affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
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Voya Mutual Funds (“Registrant”)
To each series of the Registrant (each a “Fund” and collectively the “Funds”)
Supplement dated May 12, 2015
To the Funds’ current Statements of Additional Information
(each an “SAI” and collectively the “SAIs”)
At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
Each Fund’s SAI is revised as follows:
1	All references to “Administration Agreement” and “Administrator” are deleted from the section entitled “Introduction and Glossary.”
2	All references to the Funds’ “Administrator” in the sections entitled “Disclosure of each Fund’s Portfolio Holdings” and “Code of Ethics” of each Fund’s SAI are deleted and replaced with “Adviser or its affiliates.”
3	The section entitled “Adviser” of each Fund’s SAI are deleted and replaced with the following:
All Funds except Voya Diversified Emerging Markets Debt Fund, Voya Diversified International Fund, and Voya Global Perspectives Fund
Adviser
The investment adviser for each Fund is Voya Investments, LLC (“Voya Investments” or “Adviser”). The Adviser, subject to the authority of the Board, has the overall responsibility for the management of each Fund’s portfolio.
The Adviser is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof). The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S., Inc.). Voya Financial, Inc. is a U.S.-based financial institution with subsidiaries operating in the retirement, investment, and insurance industries.
Investment Management Agreement
The Adviser serves pursuant to an Investment Management Agreement between the Adviser and the Trust on behalf of each Fund. Under the Investment Management Agreement, the Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for each Fund. In addition, the Adviser provides administrative services reasonably necessary for the operation of each Fund. The Adviser has delegated certain management responsibilities to one or more Sub-Advisers.
Investment Management Services
Among other things, the Adviser (i) provides general investment advice and guidance with respect to each Fund and provides advice and guidance to each Fund’s Board; (ii) provides the Board with any periodic or special reviews or reporting it requests, including any reports regarding a Sub-Adviser and its investment performance; (iii) oversees management of each Fund’s investments and portfolio composition including supervising any Sub-Adviser with respect to the services that such Sub-Adviser provides; (iv) makes available its officers and employees to the Board and officers of the Trust; (v) designates and compensates from its own resources such personnel as the Adviser may consider necessary or appropriate to the performance of its services hereunder; (vi) periodically monitors and evaluates the performance of any Sub-Adviser with respect to the investment objectives and policies of each Fund and performs periodic detailed analysis and review of the Sub-Adviser’s investment performance; (vii) reviews, considers and reports on any changes in the personnel of the Sub-Adviser responsible for performing the Sub-Adviser’s obligations or any changes in the ownership or senior management of the Sub-Adviser; (viii) performs periodic in-person or telephonic diligence meetings with the Sub-Adviser; (ix) assists the Board and management of each Fund in developing and reviewing information with respect to the initial and subsequent annual approval of the Sub-Advisory Agreement; (x) monitors the Sub-Adviser for compliance with the investment objective or objectives, policies and restrictions of each Fund, the 1940 Act, Subchapter M of the Code, and, if applicable, regulations under these provisions, and other applicable law; (xi) if appropriate, analyzes and recommends for consideration by the Board termination of a contract with a Sub-Adviser; (xii) identifies potential successors to or replacements of a Sub-Adviser or potential additional Sub-Adviser, performs appropriate due diligence, and develops and presents recommendations to the Board; and (xiii) is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Fund’s assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no sub-adviser is engaged to manage the assets of such Fund.
In addition, effective May 1, 2015, the Adviser acts as a liaison among the various service providers to each Fund, including, among others, the custodian and portfolio accounting agent. The Adviser also reviews each Fund for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of each Fund.
Limitation of Liability
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The Adviser is not subject to liability to each Fund for any act or omission in the course of, or in connection with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.
Continuation and Termination of the Investment Management Agreement
After an initial term of two years, the Investment Management Agreement continues in effect from year to year with respect to each Fund so long as such continuance is specifically approved at least annually by: (i) the Board of Trustees; or (ii) the vote of a “majority” of a Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); and provided that such continuance is also approved by a vote of at least a majority of the Independent Trustees who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.
The Investment Management Agreement may be terminated as to a particular Fund at any time without penalty by (i) the vote of the Board; (ii) the vote of a majority of each Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act) of that Fund; or (iii) the Adviser, on sixty (60) days’ prior written notice to the other party. The notice provided for herein may be waived by either party, as a single class, or upon notice given by the Adviser. The Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section 2(a)(4) of the 1940 Act).
Management Fees
The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Adviser or its affiliates, except the CCO and the CIRO. The Adviser pays the fees of the Sub-Adviser.
At a meeting held on March 12, 2015, the Board approved amending and restating each Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for each Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to each Fund.
As compensation for its services, each Fund pays its Adviser, expressed as an annual rate, a fee equal to the following as a percentage of each Fund’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the section below entitled “Management Fee Waivers.”
Fund	Annual Management Fee Effective May 1, 2015
Voya Emerging Markets Equity Dividend	1.10% on the first $100 million of the Fund’s average daily net assets;
1.00% on the next $150 million of the Fund’s average daily net assets; and
0.90% of the Fund’s average daily net assets in excess of $250 million.
Voya Global Bond	0.50% of the Fund’s average daily net assets.
Voya Global Equity Dividend	0.80% on the first $500 million of the Fund’s average daily net assets;
0.78% on the next $500 million of the Fund’s average daily net assets; and
0.76% of the Fund’s average daily net assets in excess of $1 billion.
Voya Global Real Estate	0.90% on the first $250 million of the Fund’s average daily net assets;
0.875% on the next $250 million of the Fund’s average daily net assets; and
0.80% of the Fund’s average daily net assets in excess of $500 million.
Voya Global Value Advantage	1.00% on the first $500 million of the Fund’s average daily net assets;
0.90% on the next $500 million of the Fund’s average daily net assets; and
0.85% of the Fund’s average daily net assets in excess of $1 billion.
Voya International Core	0.85% of the Fund’s average daily net assets.
Voya International Real Estate	1.10% on the first $250 million of the Fund’s average daily net assets;
1.00% on the next $250 million of the Fund’s average daily net assets; and
0.90% of the Fund’s average daily net assets in excess of $500 million.
Voya Multi-Manager Emerging Markets Equity	1.10% of the Fund’s average daily net assets.
Voya Multi-Manager International Equity	0.85% of the Fund’s average daily net assets.
Voya Multi-Manager International Small Cap	1.10% on the first $500 million of the Fund’s average daily net assets;
1.00% on the next $500 million of the Fund’s average daily net assets; and
0.95% of the Fund’s average daily net assets in excess of $1 billion.
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Fund	Annual Management Fee Effective May 1, 2015
Voya Russia	1.35% of the Fund’s average daily net assets.
Management Fee Waivers
The Adviser is contractually obligated to waive the management fee for Class P shares of Voya Global Bond Fund through March 1, 2016. Termination or modification of this obligation requires approval by the Board.
The Adviser is contractually obligated to lower the management fee for Voya Multi-Manager International Small Cap Fund and Voya Multi-Manager International Equity Fund so that the management fee payable to the Adviser will be waived in amounts equal to 50% of the savings to the Adviser resulting from implementation of a sub-advisory fee reduction through March 1, 2016. Termination or modification of these obligations requires approval by the Board.
Total Investment Management Fees Paid by each Fund
During the past three fiscal years, each Fund paid the following investment management fees to its Adviser or its affiliates.
Fund	October 31,
	2014	2013	2012
Voya Emerging Markets Equity Dividend
Management Fee (Prior to May 1, 2015)	$214,111	$270,142	$350,660
Administrative Services Fee (Prior to May 1, 2015)	$21,411	$26,847	$30,491
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Global Bond
Management Fee (Prior to May 1, 2015)	$2,249,175	$2,951,432	$2,786,663
Administrative Services Fee (Prior to May 1, 2015)	$562,288	$737,851	$696,657
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Global Equity Dividend
Management Fee (Prior to May 1, 2015)	$523,721	$500,183	$523,027
Administrative Services Fee (Prior to May 1, 2015)	$74,817	$71,454	$74,717
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Global Real Estate
Management Fee (Prior to May 1, 2015)	$35,412,406	$34,612,166	$27,569,990
Administrative Services Fee (Prior to May 1, 2015)	$4,996,363	$4,882,044	$3,876,008
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Global Value Advantage
Management Fee (Prior to May 1, 2015)	$3,505,959	$2,102,395	$3,262,789
Administrative Services Fee (Prior to May 1, 2015)	$389,548	$233,598	$365,430
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya International Core
Management Fee (Prior to May 1, 2015)	$2,171,723	$3,274,275	$2,586,058
Administrative Services Fee (Prior to May 1, 2015)	$289,561	$436,566	$344,803
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya International Real Estate
Management Fee (Prior to May 1, 2015)	$5,335,455	$5,100,181	$4,448,185
Administrative Services Fee (Prior to May 1, 2015)	$573,176	$543,768	$466,490
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Multi-Manager Emerging Markets Equity
Management Fee (Prior to May 1, 2015)	$2,471,570	$2,345,216	$1,008,227
Administrative Services Fee (Prior to May 1, 2015)	$247,154	$234,519	$100,821
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Multi-Manager International Equity
Management Fee (Prior to May 1, 2015)	$3,387,757	$1,687,916	$1,087,928
Administrative Services Fee (Prior to May 1, 2015)	$451,697	$225,054	$145,055
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
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Fund	October 31,
Voya Multi-Manager International Small Cap
Management Fee (Prior to May 1, 2015)	$2,647,743	$2,485,335	$2,549,602
Administrative Services Fee (Prior to May 1, 2015)	$264,771	$248,531	$254,957
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Russia
Management Fee (Prior to May 1, 2015)	$1,774,588	$2,661,892	$3,499,951
Administrative Services Fee (Prior to May 1, 2015)	$141,577	$212,476	$279,992
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Diversified Emerging Markets Debt Fund, Voya Diversified International Fund, and Voya Global Perspectives Fund
Adviser
The investment adviser for each Fund is Voya Investments, LLC (“Voya Investments” or “Adviser”). The Adviser, subject to the authority of the Board, has the overall responsibility for the management of each Fund’s portfolio.
The Adviser is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof). The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S., Inc.). Voya Financial, Inc. is a U.S.-based financial institution with subsidiaries operating in the retirement, investment, and insurance industries.
Investment Management Agreement
The Adviser serves pursuant to an Investment Management Agreement between the Adviser and the Trust on behalf of each Fund. Under the Investment Management Agreement, the Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for each Fund. In addition, the Adviser provides administrative services reasonably necessary for the operation of each Fund. The Adviser has delegated certain management responsibilities to one or more Sub-Advisers.
Investment Management Services
Among other things, the Adviser (i) provides general investment advice and guidance with respect to each Fund and provides advice and guidance to each Fund’s Board; (ii) provides the Board with any periodic or special reviews or reporting it requests, including any reports regarding a Sub-Adviser and its investment performance; (iii) oversees management of each Fund’s investments and portfolio composition including supervising any Sub-Adviser with respect to the services that such Sub-Adviser provides; (iv) makes available its officers and employees to the Board and officers of the Trust; (v) designates and compensates from its own resources such personnel as the Adviser may consider necessary or appropriate to the performance of its services hereunder; (vi) periodically monitors and evaluates the performance of any Sub-Adviser with respect to the investment objectives and policies of each Fund and performs periodic detailed analysis and review of the Sub-Adviser’s investment performance; (vii) reviews, considers and reports on any changes in the personnel of the Sub-Adviser responsible for performing the Sub-Adviser’s obligations or any changes in the ownership or senior management of the Sub-Adviser; (viii) performs periodic in-person or telephonic diligence meetings with the Sub-Adviser; (ix) assists the Board and management of each Fund in developing and reviewing information with respect to the initial and subsequent annual approval of the Sub-Advisory Agreement; (x) monitors the Sub-Adviser for compliance with the investment objective or objectives, policies and restrictions of each Fund, the 1940 Act, Subchapter M of the Code, and, if applicable, regulations under these provisions, and other applicable law; (xi) if appropriate, analyzes and recommends for consideration by the Board termination of a contract with a Sub-Adviser; (xii) identifies potential successors to or replacements of a Sub-Adviser or potential additional Sub-Adviser, performs appropriate due diligence, and develops and presents recommendations to the Board; and (xiii) is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Fund’s assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no sub-adviser is engaged to manage the assets of such Fund.
In addition, effective May 1, 2015, the Adviser acts as a liaison among the various service providers to each Fund, including, among others, the custodian and portfolio accounting agent. The Adviser also reviews each Fund for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of each Fund.
Limitation of Liability
The Adviser is not subject to liability to each Fund for any act or omission in the course of, or in connection with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.
Continuation and Termination of the Investment Management Agreement
After an initial term of two years, the Investment Management Agreement continues in effect from year to year with respect to each Fund so long as such continuance is specifically approved at least annually by: (i) the Board of Trustees; or (ii) the vote of a “majority” of a Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); and provided that such continuance is also approved by a vote of at least a majority of the Independent Trustees who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.
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The Investment Management Agreement may be terminated as to a particular Fund at any time without penalty by (i) the vote of the Board; (ii) the vote of a majority of each Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act) of that Fund; or (iii) the Adviser, on sixty (60) days’ prior written notice to the other party. The notice provided for herein may be waived by either party, as a single class, or upon notice given by the Adviser. The Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section 2(a)(4) of the 1940 Act).
Management Fees
The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Adviser or its affiliates, except the CCO and the CIRO. The Adviser pays the fees of the Sub-Adviser.
At a meeting held on March 12, 2015, the Board approved amending and restating each Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for each Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to each Fund.
As compensation for its services, each Fund pays its Adviser, expressed as an annual rate, a fee equal to the following as a percentage of each Fund’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the section below entitled “Contractual Management Fee Changes.”
Fund	Annual Management Fee Effective May 1, 2015
Voya Diversified Emerging Markets Debt	0.80% of the Fund’s average daily net assets.
Voya Diversified International	If the Fund invests in Underlying Funds: 0.10% of the Fund’s average daily net assets; and If the Fund invests in Direct Investments: 0.40% of the Fund’s average daily net assets.
Voya Global Perspectives	If the Fund invests in Underlying Funds: 0.20% of the Fund’s average daily net assets; and If the Fund invests in Direct Investments: 0.40% of the Fund’s average daily net assets.
“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds. The term “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it is currently defined in Form N-1A.
“Direct Investments” shall mean assets which are not Underlying Funds.
Contractual Management Fee Changes
Prior to October 1, 2013, Voya Diversified International Fund did not pay a management fee.
Total Investment Management Fees Paid by each Fund
During the past three fiscal years, each Fund paid the following investment management fees to its Adviser or its affiliates. “N/A” in the table indicates that, as the Fund was not in operation during the relevant fiscal year, no information is shown.
Voya Diversified Emerging Markets Debt Fund commenced operations on November 2, 2012. Voya Global Perspectives Fund commenced operations on March 28, 2013. The amounts shown for 2013 reflect the period from the commencement of operations through the end of the relevant fiscal period.
Fund	October 31,
	2014	2013	2012
Voya Diversified Emerging Markets Debt
Management Fee (Prior to May 1, 2015)	$7,135	$6,912	None
Administrative Services Fee (Prior to May 1, 2015)	$1,019	$987	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Diversified International
Management Fee (Prior to May 1, 2015)	$40,312	$434	None
Administrative Services Fee (Prior to May 1, 2015)	$76,652	$89,585	$108,029
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Global Perspectives
Management Fee (Prior to May 1, 2015)	$17,878	$1,782	None
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Fund	October 31,
Administrative Services Fee (Prior to May 1, 2015)	$17,878	$1,782	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
4	The reference to “Administrator” in the section entitled “Net Fund Fees Waived and/or Reimbursed” is deleted and replaced with “Voya Funds Services, LLC” in each Fund’s SAI.
5	The section entitled “Administrator” of each Fund’s SAI is deleted in its entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
3